Share-Based Compensation - Narrative (Details) - Two Thousand And Nineteen Lions Gate Plan - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Income tax expense benefit associated with share based compensation	$ 7.4	$ 8.7	$ 12.7
Other Share Based Compensation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award shares granted during the period value	$ 2.3	$ 2.3	$ 2.3
Share based compensation by share based award shares granted during the period shares	0.2	0.3	0.1
Maximum | Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service	5 years
Expiration term	10 years
Maximum | Restricted Stock And Restricted Share Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service	3 years
Minimum | Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service	1 year
Expiration term	7 years
Minimum | Restricted Stock And Restricted Share Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service	1 year